FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866
                                  ----------

                     TEMPLETON EMERGING MARKETS INCOME FUND
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                       AMOUNT(a)                 VALUE
                                                                                   ----------------          ------------
       BONDS 96.1%
       ARGENTINA 8.9%
       Government of Argentina, senior bond,
(b, c)    FRN, 0.943%, 8/03/12                                                          140,605,000          $ 44,360,877
   (d)    GDP Linked Securities, 12/15/35                                               219,745,000            18,568,453
                                                                                                             ------------
                                                                                                               62,929,330
                                                                                                             ------------
       BOSNIA & HERZEGOVINA 1.0%
   (b) Government of Bosnia & Herzegovina, FRN, 2.288%, 12/11/17                          6,281,246    EUR     6,895,713
                                                                                                             ------------
       BRAZIL 13.4%
   (e) Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19              4,150,000             4,435,313
       Nota Do Tesouro Nacional,
          9.609%, 1/01/12                                                                    30,950(f) BRL     17,076,540
          9.609%, 1/01/14                                                                    20,000(f) BRL     10,428,199
          9.609%, 1/01/17                                                                    46,400(f) BRL     22,643,380
   (g)    Index Linked, 6.00%, 5/15/15                                                       22,055(f) BRL     22,529,397
   (g)    Index Linked, 6.00%, 5/15/45                                                       17,820(f) BRL     17,403,629
                                                                                                             ------------
                                                                                                               94,516,458
                                                                                                             ------------
       COLOMBIA 1.4%
       Government of Colombia,
          senior bond, 11.75%, 2/25/20                                                    4,255,000             6,318,675
          senior note, 7.375%, 3/18/19                                                    3,000,000             3,513,000
                                                                                                             ------------
                                                                                                                9,831,675
                                                                                                             ------------
       CROATIA 1.2%
   (e) Government of Croatia, 144A, 6.75%, 11/05/19                                       7,920,000             8,564,134
                                                                                                             ------------
       EL SALVADOR 0.4%
   (e) Government of El Salvador, 144A, 7.65%, 6/15/35                                    2,650,000             2,650,000
                                                                                                             ------------
       FIJI 1.7%
       Republic of Fiji, 6.875%, 9/13/11                                                 12,360,000            12,232,284
                                                                                                             ------------
       GEORGIA 1.0%
       Government of Georgia, 7.50%, 4/15/13                                              6,950,000             7,070,899
                                                                                                             ------------
       GHANA 0.8%
   (h) Government of Ghana, Reg S, 8.50%, 10/04/17                                        5,300,000             5,366,250
                                                                                                             ------------
       HUNGARY 0.5%
       Government of Hungary,
          3.50%, 7/18/16                                                                    190,000    EUR        265,591
          4.375%, 7/04/17                                                                   560,000    EUR        817,263
          5.75%, 6/11/18                                                                  1,255,000    EUR      1,952,431
          senior note, 3.875%, 2/24/20                                                      535,000    EUR        708,447
                                                                                                             ------------
                                                                                                                3,743,732
                                                                                                             ------------
       INDIA 1.5%
   (e) ICICI Bank Ltd.,
          144A, 6.625%, 10/03/12                                                          6,625,000             6,953,527
   (b)    sub. bond, 144A, FRN, 6.375%, 4/30/22                                           4,100,000             3,621,235
                                                                                                             ------------
                                                                                                               10,574,762
                                                                                                             ------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

       INDONESIA 11.1%
       Government of Indonesia,
          FR26, 11.00%, 10/15/14                                                    120,832,000,000    IDR   $ 13,738,176
          FR28, 10.00%, 7/15/17                                                      18,800,000,000    IDR      2,013,221
          FR31, 11.00%, 11/15/20                                                    132,050,000,000    IDR     14,559,714
          FR36, 11.50%, 9/15/19                                                      40,000,000,000    IDR      4,579,588
          FR40, 11.00%, 9/15/25                                                     387,140,000,000    IDR     41,559,711
          FR46, 9.50%, 7/15/23                                                        3,200,000,000    IDR        308,831
          FR47, 10.00%, 2/15/28                                                      12,210,000,000    IDR      1,204,212
          FR48, 9.00%, 9/15/18                                                        5,450,000,000    IDR        541,830
                                                                                                             ------------
                                                                                                               78,505,283
                                                                                                             ------------
       IRAQ 4.6%
       Government of Iraq,
   (e)    144A, 5.80%, 1/15/28                                                           41,800,000            31,324,920
   (h)    Reg S, 5.80%, 1/15/28                                                           1,675,000             1,255,245
                                                                                                             ------------
                                                                                                               32,580,165
                                                                                                             ------------
       KAZAKHSTAN 6.2%
       HSBK (Europe) BV,
   (e)    144A, 7.25%, 5/03/17                                                            4,305,000             3,691,538
   (h)    Reg S, 7.25%, 5/03/17                                                          21,730,000            18,916,278
   (e) Kazmunaigaz Finance Sub BV, 144A, 9.125%, 7/02/18                                 19,200,000            21,120,000
                                                                                                             ------------
                                                                                                               43,727,816
                                                                                                             ------------
       LITHUANIA 1.1%
   (e) Government of Lithuania, 144A, 6.75%, 1/15/15                                      7,750,000             7,837,188
                                                                                                             ------------
       LUXEMBOURG 0.8%
   (e) RSHB Capital SA, 144A, 9.00%, 6/11/14                                              4,880,000             5,416,800
                                                                                                             ------------
       MEXICO 2.5%
   (e) Alestra SA, senior note, 144A, 11.75%, 8/11/14                                     1,400,000             1,562,750
       Government of Mexico, M 20, 7.50%, 6/03/27                                         2,248,000(i) MXN     16,106,972
                                                                                                             ------------
                                                                                                               17,669,722
                                                                                                             ------------
       NETHERLANDS 1.7%
       Rabobank Nederland, senior note, 8.75%, 1/24/17                                  157,900,000    MXN     11,790,005
                                                                                                             ------------
       PAKISTAN 1.9%
   (e) Government of Pakistan, 144A, 6.875%, 6/01/17                                     15,000,000            13,125,000
                                                                                                             ------------
       PANAMA 0.5%
       Government of Panama, 6.70%, 1/26/36                                               3,339,000            3,668,726
                                                                                                             ------------
       PERU 2.9%
       Government of Peru, 8.75%, 11/21/33                                               12,550,000            17,052,312
   (e) Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A,
          zero cpn., 5/31/18                                                              4,271,968             3,318,234
                                                                                                             ------------
                                                                                                               20,370,546
                                                                                                             ------------
       PHILIPPINES 0.6%
   (h) Government of the Philippines, Reg S, 8.75%, 10/07/16                              3,750,000             4,550,781
                                                                                                             ------------
       POLAND 0.8%
       Government of Poland, 6.25%, 10/24/15                                             15,380,000    PLN      5,669,166
                                                                                                             ------------
       RUSSIA 6.9%
   (h) Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%, 6/25/12                1,575,000             1,577,953
   (h) Gaz Capital SA, senior bond, Reg S, 8.146%, 4/11/18                                6,000,000             6,345,600
   (e) Gazprom, secured note, 144A, 7.51%, 7/31/13                                        4,550,000             4,810,310
   (h) Government of Russia, senior bond, Reg S, 7.50%, 3/31/30                           5,010,200             5,662,278
       LUKOIL International Finance BV,
   (e)    144A, 6.356%, 6/07/17                                                             890,000               863,300
   (e)    144A, 6.656%, 6/07/22                                                           4,540,000             4,244,900
   (h)    Reg S, 6.356%, 6/07/17                                                          2,300,000             2,248,250
   (h)    Reg S, 6.656%, 6/07/22                                                          3,970,000             3,751,257

       VTB Capital (VNESHTORGBK), 6.315% to 2/04/10, 7.815% thereafter, 2/04/15          17,000,000          $ 16,713,550
   (e) VTB Capital SA, senior note, 144A, 6.25%, 6/30/35                           $      2,400,000             2,292,000
                                                                                                             ------------
                                                                                                               48,509,398
                                                                                                             ------------
       SOUTH AFRICA 2.0%
(b, e) Edcon Holdings, 144A, FRN, 6.273%, 6/15/15                                         1,200,000    EUR        923,300
(b, h) Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 4.023%, 6/15/14           2,100,000    EUR      2,017,747
       Government of South Africa,
          4.50%, 4/05/16                                                                  4,000,000    EUR      5,933,498
          senior note, 5.875%, 5/30/22                                                    5,000,000             5,096,875
                                                                                                             ------------
                                                                                                               13,971,420
                                                                                                             ------------
       SOUTH KOREA 0.9%
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                                   2,051,690,000    KRW      1,756,287
          0475-1112, 4.75%, 12/10/11                                                  2,804,070,000    KRW      2,441,750
          0475-1203, 4.75%, 3/10/12                                                   2,255,000,000    KRW      1,962,621
                                                                                                             ------------
                                                                                                                6,160,658
                                                                                                             ------------
       SRI LANKA 2.5%
       Government of Sri Lanka,
   (e)    144A, 7.40%, 1/22/15                                                            3,500,000             3,587,500
          A, 8.50%, 1/15/13                                                             312,300,000    LKR      2,617,101
          A, 13.50%, 2/01/13                                                            303,200,000    LKR      2,891,434
          A, 11.25%, 7/15/14                                                            354,200,000    LKR      3,171,407
          A, 11.00%, 8/01/15                                                            607,700,000    LKR      5,375,410
                                                                                                             ------------
                                                                                                               17,642,852
                                                                                                             ------------
   (j) SUPRANATIONAL 5.1%
       African Development Bank, senior note, 340, 25.50%, 6/24/11                        8,200,000    GHS      6,360,560
       Corporacion Andina De Fomento, 8.125%, 6/04/19                                     4,550,000             5,411,087
       Inter-American Development Bank, senior note, 7.50%, 12/05/24                    355,000,000    MXN     23,830,617
                                                                                                             ------------
                                                                                                               35,602,264
                                                                                                             ------------
       TRINIDAD AND TOBAGO 0.8%
       Petro Co. of Trinidad and Tobago Ltd., senior note,
   (e)    144A, 9.75%, 8/14/19                                                            4,500,000             5,099,289
   (h)    Reg S, 9.75%, 8/14/19                                                             210,000               237,967
                                                                                                             ------------
                                                                                                                5,337,256
                                                                                                             ------------
       UKRAINE 4.0%
   (e) City of Kiev, 144A, 8.625%, 7/15/11                                               22,400,000            18,144,000
   (e) Government of the Ukraine, 144A, 7.65%, 6/11/13                                   11,948,000             9,901,905
                                                                                                             ------------
                                                                                                               28,045,905
                                                                                                             ------------
       UNITED ARAB EMIRATES 0.8%
   (e) DP World Ltd., 144A, 6.85%, 7/02/37                                                8,080,000             6,012,820
                                                                                                             ------------
       UNITED STATES 1.9%
       General Electric Capital Corp., senior note, A, 8.50%, 4/06/18                   185,000,000    MXN     13,074,511
                                                                                                             ------------
       VENEZUELA 4.7%
       Government of Venezuela, 10.75%, 9/19/13                                           3,800,000             3,515,000
   (h)    senior bond, Reg S, 5.375%, 8/07/10                                               870,000               854,775
       Petroleos de Venezuela SA, senior bond, zero cpn.,  7/10/11                       35,985,000            28,832,981
                                                                                                             ------------
                                                                                                               33,202,756
                                                                                                             ------------
       TOTAL BONDS (COST $646,278,475)                                                                       $676,846,275
                                                                                                             ------------

       SHORT TERM INVESTMENTS (COST $8,156,875) 1.2%
                                                                                        SHARES
                                                                                   ----------------
       MONEY MARKET FUNDS 1.2%
       UNITED STATES 1.2%
   (k) Institutional Fiduciary Trust Money Market Portfolio, 0.00%                        8,156,875          $  8,156,875
                                                                                                             ------------
       TOTAL INVESTMENTS (COST $654,435,350) 97.3%                                                            685,003,150
       OTHER ASSETS, LESS LIABILITIES 2.7%                                                                     18,976,076
                                                                                                             ------------
       NET ASSETS 100.0%                                                                                     $703,979,226
                                                                                                             ============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. Security entitles the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $169,499,963, representing 24.08% of net assets.

(f)  Principal amount is stated in 1,000 Brazilian Real units

(g)  Redemption price at maturity is adjusted for inflation.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $52,784,381, representing 7.50% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At November 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                          CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY             COUNTERPARTY   TYPE     QUANTITY      AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------             ------------   ----   -----------   ----------   ----------   ------------   ------------
Mexican Peso         CITI           Sell    11,801,000      871,083   12/01/2009    $       --     $   (41,193)
Mexican Peso         CITI           Buy     11,801,000      914,877   12/01/2009         3,504              --
Mexican Peso         CITI           Sell    34,649,958    2,467,155   12/14/2009            --        (206,690)
Mexican Peso         DBAB           Sell    96,948,564    7,150,021   12/22/2009            --        (323,053)
Mexican Peso         DBAB           Buy     96,948,564    6,847,859   12/22/2009       625,215              --
Mexican Peso         DBAB           Sell    40,262,564    2,971,824   12/23/2009            --        (131,306)
Mexican Peso         DBAB           Buy     40,262,564    2,853,275   12/23/2009       249,855              --
Mexican Peso         DBAB           Sell    64,556,594    4,747,856   12/24/2009            --        (226,991)
Mexican Peso         DBAB           Buy     64,556,594    4,565,239   12/24/2009       409,607              --
Mexican Peso         DBAB           Sell     7,781,929      571,256    1/20/2010            --         (26,372)
Mexican Peso         DBAB           Buy      7,781,929      524,565    1/20/2010        73,062              --
Mexican Peso         HSBC           Sell   115,740,103    8,493,876    1/21/2010            --        (393,485)
Mexican Peso         HSBC           Buy    115,740,103    7,868,482    1/21/2010     1,018,879              --
Mexican Peso         CITI           Sell    11,914,000      873,973    1/29/2010            --         (39,958)
Euro                 DBAB           Sell       180,829      254,419    2/19/2010            --         (16,972)
Mexican Peso         DBAB           Sell    61,551,442    4,619,159    2/19/2010            --         (90,039)
Mexican Peso         DBAB           Sell   457,957,173   34,604,592    2/22/2010            --        (419,742)
Euro                 DBAB           Sell     7,600,000   10,313,656    3/29/2010            --      (1,089,294)
Peruvian Nuevo Sol   DBAB           Buy      5,367,447    1,749,032    5/18/2010       111,383              --
Mexican Peso         DBAB           Sell    67,925,352    4,869,725    6/09/2010            --        (246,913)

Malaysian Ringgit    DBAB           Buy      2,499,000      694,553    7/16/2010        34,752              --
Malaysian Ringgit    DBAB           Buy      3,942,000    1,103,954    7/20/2010        46,340              --
Malaysian Ringgit    DBAB           Buy      4,793,000    1,353,572    7/23/2010        44,925              --
Malaysian Ringgit    JPHQ           Buy      5,039,000    1,419,437    7/27/2010        50,667              --
Euro                 UBSW           Sell     2,260,000    3,185,809    8/20/2010            --        (199,667)
Euro                 DBAB           Sell     2,260,000    3,192,024    8/20/2010            --        (193,452)
Euro                 BZWS           Sell     2,260,000    3,193,493    8/20/2010            --        (191,983)
Mexican Peso         DBAB           Sell    74,700,583    5,514,993    8/27/2010            --         (47,639)
Euro                 DBAB           Sell       725,485    1,052,751    9/10/2010            --         (33,710)
Euro                 UBSW           Sell       362,390      528,275    9/13/2010            --         (14,406)
Mexican Peso         DBAB           Sell    13,012,157      925,862    9/15/2010            --         (40,344)
Euro                 DBAB           Sell       688,058    1,011,032    9/22/2010            --         (19,206)
Mexican Peso         DBAB           Sell    39,897,968    2,806,119   10/04/2010            --        (148,076)
Mexican Peso         CITI           Sell    11,801,000      868,935   12/02/2010            --          (3,504)
                                                                                    ----------     -----------
   Unrealized appreciation (depreciation)                                            2,668,189      (4,143,995)
                                                                                    ----------     -----------
      Net unrealized appreciation (depreciation)                                                   $(1,475,806)
                                                                                                   ===========

At November 30, 2009, the Fund had the following interest rate swap contracts outstanding. See Note 3.

                     PAY/RECEIVE
                       FLOATING    FIXED                                NOTATIONAL        EXPIRATION    UNREALIZED     UNREALIZED
COUNTERPARTY             RATE       RATE         FLOATING RATE          AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
------------         -----------   -----   ------------------------   -------------       ----------   ------------   ------------
MLCO                 Pay           7.094%  Tasa Nominal Annual Rate   5,100,000,000 CLP     6/16/18     $1,448,847         $--
MLCO                 Pay            9.03%       MXN Interbank
                                             Equilibrium Interest
                                                     Rate               241,000,000 MXN     8/17/18      1,222,535          --
MLCO                 Pay            9.10%       MXN Interbank
                                             Equilibrium Interest
                                                     Rate                80,000,000 MXN     8/04/28        281,782          --
                                                                                                        ----------         ---
   Unrealized appreciation (depreciation)                                                                2,953,164          --
                                                                                                        ----------         ---
      Net unrealized appreciation (depreciation)                                                        $2,953,164
                                                                                                        ==========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY

BRL Brazilian Real
CLP Chilean Peso
EUR Euro
GHS Ghana Cedi
IDR Indonesian Rupiah
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
PLN Polish Zloty

SELECTED PORTFOLIO

FRN Floating Rate Note
GDP Gross Domestic Product

COUNTERPARTY

BZWS Barclays Bank PLC
CITI Citibank, Inc.
DBAB Deutsche Bank AG
HSBC HSBC Bank USA, N.A.

JPHQ JP Morgan Chase & Co.
MLCO Merrill Lynch & Co., Inc.
UBSW UBS AG

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Corporate debt and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

The Fund enters into interest rate swap contracts generally in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $656,507,828
                                             ------------
Unrealized appreciation                      $ 59,081,285
Unrealized depreciation                       (30,585,963)
                                             ------------
Net unrealized appreciation (depreciation)   $ 28,495,322
                                             ============

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                       LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                     ----------   ------------   -------   ------------
ASSETS:
   Investments in Securities
      Bonds                          $       --   $676,846,275     $--     $676,846,275
      Short Term Investments          8,156,875             --      --        8,156,875
                                     ----------   ------------     ---     ------------
   Total Investments in Securities   $8,156,875   $676,846,275     $--     $685,003,150
                                     ----------   ------------     ---     ------------
   Swaps                             $       --   $  2,953,164     $--     $  2,953,164
   Forward Exchange Contracts                --      2,668,189      --        2,668,189
LIABILITIES:
   Forward Exchange Contracts                --      4,143,995      --        4,143,995

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By   /s/MARK H. OTANI
 ----------------------------------
     Mark H. Otani
     Chief Financial Officer and
     Chief Accounting Officer
Date  January 27, 2010